Segments of operations (Tables)	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segments of operations

The accounting policies of the segment is the same as those described in Note 2, “Summary of Significant Accounting Policies.”

	For the six-month period ended December 31, 2025
	Gym Equipment	Total

Revenue	$2,730,597	$2,730,597
Cost of Goods Sold	1,682,237	1,682,237
Segment Gross Profit	(1,048,360)	(1,048,360)

Loss before taxes	$9,870,235	$9,870,235

Supplemental Segment Information:
Amortization of operating right of use asset	137,557	137,557
Depreciation expenses	2,530	2,530
IPO related-expenses	300,000	300,000
Unrealized loss on digital assets	4,654,481	4,654,481
Amortization of debt discount	263,315	263,315
Unrealized gain from marketable securities	-	-
Interest income	85,699	85,699
Interest expense	674,034	674,034

Total Assets	$67,741,356	$67,741,356

	For the six-month period ended December 31, 2024
	Gym Equipment	Total

Revenue	$2,647,039	$2,647,039
Cost of Goods Sold	1,632,280	1,632,280
Segment Gross Profit	(1,014,759)	(1,014,759)

Loss before taxes	$1,339,691	$1,339,691

Supplemental Segment Information:
Amortization of operating right of use asset	138,728	138,728
Depreciation expenses	5,195	5,195
IPO related-expenses	300,000	300,000
Unrealized gain from marketable securities	77,681	77,681
Interest income	129,292	129,292
Interest expense	74,256	74,256

Total Assets	$9,912,795	$9,912,795

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

3.	Segments of operations (continued)

	For the fiscal year ended June 30, 2025
	Gym Equipment	Total

Revenue	$5,200,138	$5,200,138
Cost of Goods Sold	3,157,996	3,157,996
Segment Gross Profit	2,042,142	2,042,142

Loss before taxes	$(349,227)	$(349,227)

Supplemental Segment Information:
Operating lease expense	303,869	303,869
Depreciation expense	9,467	9,467
Change in fair value of warrants	2,024,942	2,024,942
Loss on extinguishment of warrants	(285,346)	(285,346)
IPO related-expenses	600,000	600,000

Realized gain on investments	50,675	50,675
Interest income	215,586	215,586
Interest expense	114,006	114,006

Total Assets	$11,395,509	$11,395,509